Note 25 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Level 1	Level 2	Level 3
Assets
Cash equivalents	$4,052	$-	$-
Equity securities	10,651	9	-
Debt securities	-	16,952	-
Mortgage derivative assets	-	-	40,879
Warehouse receivables	-	29,623	-
Interest rate swap assets	-	7,600	-
Deferred Purchase Price on AR Facility	-	-	92,278
Total assets	$14,703	$54,184	$133,157
Liabilities
Mortgage derivative liabilities	$-	$-	$33,930
Contingent consideration liabilities	-	-	91,229
Total liabilities	$-	$-	$125,159

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
	2022	2021
Balance, January 1	$238,835	$87,957
Additions to DPP	143,579	306,088
Collections on DPP	(288,004)	(151,202)
Fair value adjustment	(78)	(71)
Foreign exchange and other	(2,054)	(3,937)
Balance, December 31	$92,278	$238,835

Schedule of Derivative Instruments [Table Text Block]
	Effective	Maturity	Notional Amount	Interest rates
	Date	Date	of US dollar debt	Floating	Fixed
2018 IRS[1]	December 7, 2018	April 30, 2023	$100,000	SOFR	2.6026%
2022 IRS A	July 15, 2022	May 27, 2027	$150,000	SOFR	2.8020%
2022 IRS B	December 21, 2022	May 27, 2027	$250,000	SOFR	3.5920%

(1) In May 2022, the Company amended the 2018 IRS to convert SOFR floating interest rates into a weighted average fixed interest rate of 2.6026%. Previously it was converting from LIBOR floating interest rate into a fixed interest rate of 2.7205%.

Schedule of Business Acquisitions by Acquisition, Contingent Consideration [Table Text Block]
	2022	2021
Balance, January 1	$154,671	$115,643
Amounts recognized on acquisitions	57,600	2,249
Fair value adjustments (note 7)	3,700	42,686
Resolved and settled in cash	(123,629)	(5,539)
Other	(1,113)	(368)
Balance, December 31	$91,229	$154,671

Less: current portion	$42,942	$120,246
Non-current portion	$48,287	$34,425

Fair Value, by Balance Sheet Grouping [Table Text Block]
	December 31, 2022		December 31, 2021
	Carrying	Fair	Carrying	Fair
	amount	value	amount	value
Senior Notes	$506,533	$414,195	$529,089	$548,440
Convertible Notes	226,534	366,183	225,214	590,193